ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2024	December 31, 2023
Accounts payable	$1,691,725	$1,656,613
Accrued expenses	745,442	780,708
	$2,437,167	$2,437,321

	December 31, 2024	December 31, 2023
Accounts payable – related party	$346,057	$344,099